Income Taxes (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Income taxes at The Netherlands statutory rate, rate	25.00%	25.00%	25.00%
Valuation allowance, deferred tax assets	$ 602,000	$ 621,000		$ 621,000
Unrecognized tax benefit, net	16,000,000	11,600,000		11,600,000
Unrecognized tax benefits that would impact effective tax rate	14,000,000	11,600,000		11,600,000
Unrecognized tax benefits which may be realized	3,800,000
Recognized interest income	(300,000)	(1,700,000)
Accrued interest included in accrued and other liabilities	1,100,000	1,300,000		1,300,000
Net deferred tax liability	(82,753,000)	(101,582,000)		(101,582,000)
Total foreign net operating losses	270,100,000	201,100,000
Valuation allowance amounts	600,000	600,000		600,000
Earnings retained by subsidiaries and equity accounted investments	317,100,000
Undistributed earnings not permanently reinvested	19,100,000
Deferred tax liabilities on unremitted earnings of certain subsidiary	1,064,000	1,150,000		1,150,000
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	120,800,000	99,100,000		99,100,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	149,300,000	102,000,000		102,000,000
Foreign Tax Authority | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,300,000	25,500,000		25,500,000
Ingenuity | Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,100,000
Operating loss carryforward, gross	44,400,000
Ingenuity | Internal Revenue Code Section 382
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	43,300,000
Ingenuity | Foreign Tax Authority | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	21,600,000
Intercompany Transaction
Operating Loss Carryforwards [Line Items]
Valuation allowance, deferred tax assets			3,900,000
Release of valuation allowance, deferred tax asset				$ 1,900,000